Quarterly Financial Data (Unaudited) (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Quarterly Financial Information Disclosure [Abstract]
Net revenues	$ 4,696	$ 4,400	$ 4,747	$ 4,362	$ 4,595	$ 4,394	$ 4,716	$ 4,513	$ 18,205	$ 18,218	$ 18,271
Gross profit	472	1,292	1,521	1,560	1,932	1,486	1,936	1,470	4,845	6,823	5,772
Net earnings / (loss)	$ (398)	$ 446	$ 482	$ 513	$ 931	$ 500	$ 829	$ 456	$ 1,043	$ 2,715	$ 1,642
Per share data:
Basic earnings / (loss) per share	$ (0.68)	$ 0.75	$ 0.81	$ 0.86	$ 1.56	$ 0.84	$ 1.39	$ 0.77	$ 1.75	$ 4.55	$ 2.77
Diluted earnings / (loss) per share	(0.68)	0.74	0.80	0.85	1.54	0.83	1.38	0.76	1.74	4.51	2.75
Dividends declared	1.10	0.00	0.525	0.525	1.05	0.00	0.50	0.50	$ 2.15	$ 2.05	$ 0.50
Market price - high	64.47	61.10	60.60	56.56	55.93	58.76	57.84	52.29
Market price - low	$ 53.63	$ 53.33	$ 55.47	$ 50.54	$ 51.72	$ 51.20	$ 49.79	$ 44.16